Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Convergence Long/Short Equity ETF
Shareholder Report [Line Items]
Fund Name	Convergence Long/Short Equity ETF
Class Name	Convergence Long/Short Equity ETF
Trading Symbol	CLSE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Convergence Long/Short Equity ETF for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://investcip.com/etfstrategies.html. You can also request this information by contacting us at 1-877-677-9414.
Additional Information Phone Number	1-877-677-9414
Additional Information Website	https://investcip.com/etfstrategies.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Convergence Long/Short Equity ETF	$172	1.44%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek long-term capital growth.
The net asset value (NAV) of the Convergence Long/Short Equity ETF was up 39.57% over the twelve months ended November 30, 2024, while the Russell 3000 Total Return Index was up 34.49%.
The Fund is comprised of both long and short holdings, combining two portfolios, one of stocks owned (“long”) and the other of stock borrowed and sold (“short”). On average, positions in both the long portfolio and short portfolio positively contributed to Fund returns.
Fund holdings in the Software & Services, Semiconductors, and Capital Goods industry groups contributed the most to total return for the most recent twelve months. Only two industry groups detracted from performance for the same period. Those two were Energy and Commercial & Professional Services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Convergence Long/Short Equity ETF NAV	39.57	13.49	10.68
Russell 3000 Total Return Index	34.49	15.23	12.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://investcip.com/etfstrategies.html for more recent performance information.
Net Assets	$ 206,842,070
Holdings Count | $ / shares	343
Advisory Fees Paid, Amount	$ 1,047,946
Investment Company Portfolio Turnover	225.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$206,842,070
Number of Holdings	343
Advisory Fee	$1,047,946
Portfolio Turnover	225%

Holdings [Text Block]

Top Holdings	(%)
NVIDIA Corp.	4.4%
Alphabet, Inc. - Class A	3.4%
Meta Platforms, Inc. - Class A	3.3%
Amazon.com, Inc.	2.7%
AppLovin Corp. - Class A	2.3%
Arista Networks, Inc.	2.0%
Walmart, Inc.	2.0%
Hewlett Packard Enterprise Co.	1.9%
Carvana Co.	1.8%
Lam Research Corp.	1.8%

Updated Prospectus Web Address	https://investcip.com/etfstrategies.html